Financial Assets and Financial Liabilities - Reconciliation of the Beginning and Closing Balances of Equity Instrument as Financial Assets at FVCOI Classified as Level 3 Within the Fair Value Hierarchy (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Beginning balance	$ 2,332
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	1,670	$ (419)
Ending balance	4,062	2,332
Significant unobservable inputs (Level 3) [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Beginning balance	2,332	2,747
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	1,670	(419)
Exchange difference on translation	60	4
Ending balance	$ 4,062	$ 2,332